United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	March 31, 2007

Report type:	13F Holdings Report

If amended report check here:[ ] Amendment Number:

If amended report is a restatement, check here: [ ]

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:



Wayne H. Shaner,	Bethesda, MD  	May 1, 2007


I am signing this report as required by the Securities Exchange Act of 1934.




                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                         March 31, 2007

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         Com              88579y101     7364    96350 SH       SOLE                    96350
Abbott Laboratories            Com              002824100      684    12260 SH       SOLE                    12260
Altria Group Inc.              Com              02209s103     9204   104820 SH       SOLE                   104820
American International Group   Com              026874107    18003   267820 SH       SOLE                   267820
Amgen Inc.                     Com              031162100     7074   126600 SH       SOLE                   126600
Anglogold Ltd ADR              Com              035128206     5993   134400 SH       SOLE                   134400
Anheuser-Busch Companies       Com              035229103    16185   320740 SH       SOLE                   320740
BB&T Corp                      Com              054937107      390     9500 SH       SOLE                     9500
Barrick Gold Corp              Com              067901108     8475   296840 SH       SOLE                   296840
Becton Dickinson & Co.         Com              075887109      231     3000 SH       SOLE                     3000
Berkshire Hathaway A           Com              084670108      545        5 SH       SOLE                        5
Berkshire Hathaway B           Com              084670207    31144     8556 SH       SOLE                     8556
Cadbury Schweppes Spons ADR    Com              127209302     5163   100500 SH       SOLE                   100500
Cimarex Energy Co.             Com              171798101     4238   114480 SH       SOLE                   114480
Cincinnati Financial Corp      Com              172062101    12482   294390 SH       SOLE                   294390
Citigroup Inc.                 Com              172967101     9918   193184 SH       SOLE                   193184
Coca-Cola Company              Com              191216100    13565   282595 SH       SOLE                   282595
Danaher Corp                   Com              235851102      638     8935 SH       SOLE                     8935
Dell Inc.                      Com              24702r101     4331   186610 SH       SOLE                   186610
Diageo Plc-ADR                 Com              25243q205     4047    50000 SH       SOLE                    50000
Echostar Communications        Com              278762109      543    12500 SH       SOLE                    12500
Entercom Communications Corp   Com              293639100     6036   214200 SH       SOLE                   214200
Exxon Mobil Corp               Com              30231G102     8456   112071 SH       SOLE                   112071
Fifth Third Bancorp            Com              316773100    14500   374780 SH       SOLE                   374780
Gannett Company                Com              364730101    10234   181800 SH       SOLE                   181800
General Electric Co.           Com              369604103    17482   494400 SH       SOLE                   494400
Genuine Parts Co.              Com              372460105    10819   220800 SH       SOLE                   220800
GlaxoSmithKline PLC - Spons. A Com              37733W105    14817   268130 SH       SOLE                   268130
Gold Fields Ltd ADR            Com              38059t106     8621   466500 SH       SOLE                   466500
Goldcorp Inc.                  Com              380956409     2762   115000 SH       SOLE                   115000
Honda Motor Co. ADR            Com              438128308     8407   241100 SH       SOLE                   241100
Illinois Tool Works            Com              452308109      287     5570 SH       SOLE                     5570
Intel Corp.                    Com              458140100     8078   422260 SH       SOLE                   422260
Johnson & Johnson              Com              478160104    19094   316860 SH       SOLE                   316860
L-3 Communications Holdings    Com              502424104      306     3500 SH       SOLE                     3500
Leucadia National Corp         Com              527288104     4285   145660 SH       SOLE                   145660
Markel Corporation             Com              570535104     6279    12950 SH       SOLE                    12950
Medtronic Inc,                 Com              585055106      505    10300 SH       SOLE                    10300
Microsoft Corp.                Com              594918104     9765   350380 SH       SOLE                   350380
Newmont Mining Corp.           Com              651639106     9086   216390 SH       SOLE                   216390
Nokia Corp ADR                 Com              654902204    14802   645825 SH       SOLE                   645825
Oil Service HOLDRs Trust       Com              678002106      685     4700 SH       SOLE                     4700
Pfizer, Inc.                   Com              717081103    11871   469940 SH       SOLE                   469940
Procter & Gamble               Com              742718109    17521   277400 SH       SOLE                   277400
Royal Dutch Shell PLC - ADR Cl Com              780259107     7272   109180 SH       SOLE                   109180
Royal Gold Inc.                Com              780287108    11411   379100 SH       SOLE                   379100
Sprint Nextel Corp             Com              852061100     6702   353500 SH       SOLE                   353500
Statoil ASA - Sponsored ADR    Com              85771p102     8707   321520 SH       SOLE                   321520
The Walt Disney Co.            Com              254687106    13263   385220 SH       SOLE                   385220
Tyco International LTD         Com              902124106    10957   347280 SH       SOLE                   347280
United Health Group            Com              91324p102     3964    74840 SH       SOLE                    74840
Worthington Industries         Com              981811102     4986   242270 SH       SOLE                   242270
YRC Worldwide Inc.             Com              984249102     6317   157050 SH       SOLE                   157050